Asset Retirement Obligation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Accretion expense	$ 27	$ 37
Asset retirement obligation	$ 600
Discounted obligation payable period	50 years
Discount rate	7.20%
Undiscounted Cash Flow
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Asset retirement obligation	$ 1,100